Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017
Numerator:
Net loss attributable to ordinary shareholders	$ (637,621)	$ (113,432)	[1]	$ (37,449)	[1]
Denominator:
Weighted-average ordinary shares outstanding—basic (shares)	238,611	231,184	[1]	222,224	[1]
Weighted-average ordinary shares outstanding—diluted (shares)	238,611	231,184	[1]	222,224	[1]
Net loss per share attributable to ordinary shareholders:
Basic net loss per share (USD per share)	$ (2.67)	$ (0.49)	[1]	$ (0.17)	[1]
Diluted net loss per share (USD per share)	$ (2.67)	$ (0.49)	[1]	$ (0.17)	[1]
Potentially anti-dilutive shares excluded from computation of net loss per share (shares)	9,600	12,800		13,800

[1]	As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.